Income Tax - Schedule of Provision for Income Taxes (Details) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Federal Current	$ 170,684	$ 159,877
Federal Deferred	3,611	6,069
State and Local Current
State and Local Deferred
Change in valuation allowance
Income tax provision	$ 174,295	$ 165,946